Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the following at December 31:

	2024	2025	2025
	HK$	HK$	US$
Accounts receivable	2,087,509	1,169,775	150,293
Less: allowance for credit losses	(966,947)	(945,379)	(121,463)
Accounts receivable, net	1,120,562	224,396	28,830

Schedule of allowance for doubtful accounts and credit losses
The movement of allowance for credit losses is as follows:

	2024	2025	2025
	HK$	HK$	US$
Balance at beginning of the year ended December 31	1,495,119	966,947	124,234
Write-offs	(1,318,165)	-	-
Addition	789,993	691	89
Recovery	-	(22,259)	(2,860)
Balance at end of the year ended December 31	966,947	945,379	121,463